PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Gross	$ (1.1)	$ (0.3)
Net of Loading	(1.1)	(0.3)
Ordinary new business
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Gross	0.0	(0.1)
Net of Loading	0.0	(0.1)
Ordinary renewal
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Gross	(1.4)	(0.5)
Net of Loading	(1.4)	(0.5)
Group life
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Gross	0.3	0.3
Net of Loading	$ 0.3	$ 0.3